Prepaid Expenses and Other Assets (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Assets [Abstract]
Schedule of Prepaid Expense and Other Assets
	December 31,	December 31,
	2023	2024
Inventory	1,950	998
Advances to suppliers	2,942	1,372
Prepaid taxes (i)	154,680	150,702
Prepaid service fees	10,602	10,323
Other	329	253
Less: impairment loss on advance to supplier and prepaid service fees	(4,546)	(4,546)
Total	165,957	159,102

(i)	Prepaid taxes were mainly the deductible VAT which can be deducted in the future